Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other financial liabilities
Total other financial liabilities	$ 1,111,955	$ 864,266
Other financial liabilities
Other financial liabilities
Trade payables	2,279	1,451
Tax payables	1,465	1,160
Financial transactions pending settlement	8,281	9,267
Other financial liabilities	3,290	3,886
Total other financial liabilities	15,315	15,764
Mexican government securities | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	7,362	8,059
Mexican Bank Saving Protection Bonds (BPATs) | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	912	1,003
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 7	$ 205